Average Annual Total Returns	The Profit Fund The Profit Fund Shares 2/1/2015 - 2/1/2015	The Profit Fund - Return After Taxes on Distributions The Profit Fund Shares 2/1/2015 - 2/1/2015	The Profit Fund - Return After Taxes on Distributions and Sale of Fund Shares The Profit Fund Shares 2/1/2015 - 2/1/2015	The Profit Fund Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 2/1/2015 - 2/1/2015
[AverageAnnualReturnAbstract]
1 Year	14.67%	8.28%	13.57%	13.69%
5 Years	14.56%	12.70%	11.69%	15.45%
10 Years	7.75%	6.54%	6.28%	7.67%